Total
Active Core Fund
ACTIVE CORE FUND
Investment Objective
To seek capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Active Core Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section "Initial Sales Charge (Bond and Equity Funds, A Shares Only)" and "Contingent Deferred Sales Charge (CDSC-Class A and C Only)" on page 54 in the prospectus and in the section "Additional Purchase and Redemption Information" on page 37 of the statement of additional information. An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Active Core Fund	Class A Shares		Class C Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[1]	none	none
[1]	Class A Shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Active Core Fund		Class A Shares	Class C Shares	Investor Shares	Institutional Shares
Management Fees		0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses		0.60%	0.75%	0.75%	0.75%
Shareholder Servicing Fees		0.10%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.24%	2.14%	1.39%	1.14%
Less Fee Waivers	[1]	(0.08%)	(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers		1.16%	1.89%	1.14%	0.89%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2021 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Active Core Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	316	578	860	1,663
Class C Shares	192	646	1,126	2,453
Investor Shares	116	415	737	1,647
Institutional Shares	91	337	603	1,364

Portfolio Turnover

The Active Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, the Fund normally invests between 40% and 75% of its net assets in equity securities and at least 25% of its net assets in fixed income securities that are "investment grade," rated at the time of purchase within the four highest ratings categories assigned by a nationally recognized statistical ratings organization, or, if not rated, found by the Adviser under guidelines approved by the Trusts Board of Trustees to be of comparable quality.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. In making that determination, the factors considered at the time of purchase are reviewed. The Fund does not apply an automatic sale trigger.

The equity portion of the Fund consists of investments in companies of all market capitalization, including large, mid and small.

As its primary strategy for the equity portion of the Fund, the portfolio management team selects securities using both fundamental and quantitative approaches. The fundamental approach seeks to identify companies that possess certain economic, financial and other qualitative characteristics. The quantitative approach utilizes a proprietary system that ranks stocks. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

The portfolio management team of the Fund may augment its primary equity strategy by investing in additional strategies involving Exchange Traded Funds ("ETFs"), including ETFs of foreign investments and emerging markets.

The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-backed securities; asset-backed securities, collateralized mortgage obligations and municipal bonds.

Purchase and sale decisions are based on the Adviser's judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interests of the Fund's shareholders to continue to hold the security.

The broadly diversified portfolio of equity and fixed income securities of varying yields and durations is structured to offer a core foundation of investments. The portion of the Fund's assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund's net asset value, yield or total return are:

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer's goods or services.

●	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument or a counterparty to an agreement fails to fulfill its obligations, reducing the Fund's return. This includes failure by a bond issuer to repay interest and principal.

●	Model and Data Risk — Investments selected using quantitative methods employ models that are built, developed, and tested using historical data in a predictive fashion. The success of such models depend on a number of factors, including the validity, accuracy and completeness of the model's development, implementation and maintenance, the model's assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the historical data. While historical relationships can be measured and quantified, there is no guarantee that such relationships will persist going forward. Data for some companies may be less available, less current or inaccurate and investment selection could be adversely affected if erroneous or outdated data is utilized. The weight placed on a particular data characteristic in the model or changes in the market may cause performance to differ from what the model predicts or the market as a whole. There can be no assurance that quantitative methodologies will enable the Fund to achieve its objective

●	Interest Rate Risk — The value of the Fund's interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk. For a portfolio with a duration of 3 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3%. The Fund's yield may decrease due to a decline in interest rates. Very low or negative interest rates may magnify interest rate risk. Recent and any future declines in interest rate levels could cause the Fund's earnings to fall below the Portfolio's expense ratio, resulting in a negative yield and a decline in the Fund's share price. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

●	Prepayment/Call Risk — There is a chance that the repayment of an asset-backed or mortgage-backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will "call"— or repay — its bond before the bond's maturity date.

•	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

●	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

●	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

●	Emerging Markets Risk — Risks associated with investing in emerging market securities include potentially restrictive political and economic structures and abrupt changes to those structures, changes in price visibility and liquidity in markets and securities, fluctuations in currency exchange rates, volatility in interest rates, and sudden changes in tax policy.

●	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls or adverse economic and political developments may affect foreign investments.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

●	Currency Risk – The potential risk of loss from unfavorable changes in the exchange rates between the U.S. dollar and foreign currencies. Funds that invest directly in foreign currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

●	Mortgage-Backed Securities Risk — The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

●	Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

●	Exchange Traded Fund (ETF) Risk — The ETFs in which the Fund invests are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity's return.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund's portfolio managers will produce the desired results.

●	Credit Enhancement Risk — Credit enhancement risk involves the possibility that a "credit enhancer," such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund's investments.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay. For more information about these risks, please refer to the section titled "Investment Practices and Risks" in the Fund's prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to April 2016, the Fund was named the Balanced Fund. Updated performance information may be obtained on the Fund's website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund's performance from year to year[1]. The returns for A Shares, C Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)
[1]	The performance information shown above is based on a calendar year. The Fund's total return from 1/1/20 to 9/30/20 was 4.39%.

Best quarter:	Worst quarter:
1Q 2019	3Q 2011
8.41%	-8.04%

This table compares the Fund's average annual total returns for periods ended December 31, 2019 to those of the Russell 1000 Index. The A Shares commenced operations on May 1, 2011 with a sales charge of 5.50% which was reduced to 3.50% on December 31, 2014 and then to 2.00% on December 26, 2017. The C Shares commenced operations on December 31, 2014. The performance shown for periods prior to commencement of operations is that of the Investor Class Shares. The shares would have substantially similar performance because shares are invested in the same portfolio of securities. The performance shown is higher than actual returns would have been because the predecessor class had a lower expense ratio. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After- tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Average Annual Total Returns (Periods Ended 12/31/19)
Average Annual Total Returns - Active Core Fund	Label	1 Year	5 Years	10 Years
Investor Shares	Return Before Taxes	17.25%	5.77%	7.71%
Investor Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	15.59%	4.20%	6.26%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	11.14%	4.23%	5.90%
Institutional Shares	Return Before Taxes	17.49%	5.99%	7.96%
Class A Shares	Return Before Taxes (With Load)	14.69%	5.22%	7.43%
Class C Shares	Return Before Taxes	16.36%	4.92%	7.28%
Russell 1000® Index (reflects no deduction for expenses, fees or taxes)	Russell 1000® Index (reflects no deduction for expenses, fees or taxes)	31.43%	11.48%	13.54%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	8.72%	3.05%	3.75%